Acquisitions and Divestitures - Additional Information (Details) $ in Thousands									12 Months Ended
		Feb. 28, 2019 MBbls / d Mcf / d mi bbl	Jan. 18, 2019 USD ($)	Dec. 14, 2018 USD ($)	Jun. 27, 2018 USD ($)	Jun. 01, 2018 USD ($)	Mar. 17, 2017 USD ($)	Mar. 14, 2016 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Acquisition, net investment									$ 162,615	$ 22,500
Affiliates [Member]
Property, Plant and Equipment [Line Items]
Cash payment	[1]								254	3,910	$ 716,465
Settlement of the Deferred purchase price obligation - Anadarko	[1],[2]								0	37,346	0
Proceeds from the sale of assets	[1]								0	0	623
Deferred Purchase Price Obligation - Anadarko [Member] | Affiliates [Member]
Property, Plant and Equipment [Line Items]
Settlement of the Deferred purchase price obligation - Anadarko	[3]								$ 0	$ 37,346	0
Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
WES units issued | shares									1,128,782	885,760
Western Gas Partners, LP [Member] | Newcastle System [Member]
Property, Plant and Equipment [Line Items]
Proceeds from the sale of assets				$ 3,200
Gain (loss) on sale of assets									$ 600
Western Gas Partners, LP [Member] | Hugoton System [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets											(12,000)
Goodwill allocated to divestiture											$ 1,600
Western Gas Partners, LP [Member] | Helper and Clawson Systems [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets										$ 16,300
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member]
Property, Plant and Equipment [Line Items]
Borrowings - revolving credit facility									$ 540,000	$ 370,000
Western Gas Partners, LP [Member] | Ranch Westex [Member]
Property, Plant and Equipment [Line Items]
Equity investment ownership percentage										50.00%	33.00%
Western Gas Partners, LP [Member] | Non-Operated Marcellus Interest [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership interest							33.75%
Western Gas Partners, LP [Member] | Newcastle System [Member] | Newcastle System [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership interest				50.00%
Ranch Westex [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Acquisition, net investment										$ 22,500
Red Bluff Express Pipeline LLC [Member] | Western Gas Partners, LP [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired			30.00%
Acquisition, net investment			$ 92,500
Whitethorn [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired						20.00%
Acquisition, net investment						$ 150,600
Cactus II [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired					15.00%
Acquisition, net investment					$ 12,100
Delaware Basin JV Gathering LLC [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired							50.00%
Cash payment							$ 155,000
Net gain from property exchange										125,700
Delaware Basin JV Gathering LLC [Member] | Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership interest							50.00%
Delaware Basin JV Gathering LLC [Member] | Western Gas Partners, LP [Member] | Deferred Purchase Price Obligation - Anadarko [Member] | Affiliates [Member]
Property, Plant and Equipment [Line Items]
Settlement of the Deferred purchase price obligation - Anadarko										$ 37,346
Springfield [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired								50.10%
Acquisition price								$ 750,000
Cash payment for acquisition								712,500
Springfield [Member] | Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | WES RCF [Member]
Property, Plant and Equipment [Line Items]
Borrowings - revolving credit facility								$ 247,500
Springfield [Member] | Western Gas Partners, LP [Member] | Anadarko [Member] | Common Units [Member]
Property, Plant and Equipment [Line Items]
WES units issued | shares								1,253,761
Springfield [Member] | Western Gas Partners, LP [Member] | Western Gas Equity Partners, LP [Member] | Common Units [Member]
Property, Plant and Equipment [Line Items]
WES units issued | shares								835,841
Scenario, Forecast [Member] | Wattenberg Processing Plant [Member] | Cryogenic Train [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Gas processing capacity | Mcf / d		190,000
Scenario, Forecast [Member] | Wattenberg Processing Plant [Member] | Refrigeration Train [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Gas processing capacity | Mcf / d		100,000
Scenario, Forecast [Member] | DJ Basin Oil System [Member] | Pipelines [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Pipeline miles | mi		12
Scenario, Forecast [Member] | DJ Basin Oil System [Member] | Storage Tank [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Storage capacity - barrels | bbl		500,000
Scenario, Forecast [Member] | DJ Basin Oil System Trains I Through 6 [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Oil processing capacity | MBbls / d		155
Scenario, Forecast [Member] | DJ Basin Oil System Train 6 [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Oil processing capacity | MBbls / d		30
Scenario, Forecast [Member] | DBM Oil System [Member] | Pipelines [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Pipeline miles | mi		14
Scenario, Forecast [Member] | DBM Oil System [Member] | Regional Oil Treating Facilities [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Oil processing capacity | MBbls / d		120
Scenario, Forecast [Member] | DBM Oil System [Member] | Storage Tank [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Storage capacity - barrels | bbl		30,000
Scenario, Forecast [Member] | DBM Oil System [Member] | Central Production Facilities [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Oil processing capacity | MBbls / d		75
Scenario, Forecast [Member] | APC Water System 1 [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Produced water processing capacity | MBbls / d		30
Scenario, Forecast [Member] | APC Water Systems 1-5 [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Produced water processing capacity | MBbls / d		565
Scenario, Forecast [Member] | Saddlehorn [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired		20.00%
Scenario, Forecast [Member] | Saddlehorn [Member] | Pipelines [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Pipeline miles | mi		600
Scenario, Forecast [Member] | Saddlehorn [Member] | Storage Tank [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Storage capacity - barrels | bbl		300,000
Scenario, Forecast [Member] | Panola [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired		15.00%
Scenario, Forecast [Member] | Panola [Member] | Pipelines [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Pipeline miles | mi		248
Scenario, Forecast [Member] | Mi Vida [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Gas processing capacity | Mcf / d		200,000
Ownership percentage acquired		50.00%
Scenario, Forecast [Member] | Ranch Westex [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage acquired		50.00%
Scenario, Forecast [Member] | Ranch Westex [Member] | Cryogenic Train [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Gas processing capacity | Mcf / d		100,000
Scenario, Forecast [Member] | Ranch Westex [Member] | Refrigeration Train [Member] | Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Gas processing capacity | Mcf / d		25,000

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 3.
[3]	Represents the cash payment to Anadarko for the settlement of the Deferred purchase price obligation - Anadarko (see Note 3).